Changes in consolidation scope	6 Months Ended
Jun. 30, 2018
Disclosure Of General Information About Financial Statements [Abstract]
Changes in consolidation scope
Changes in consolidation scope

In comparison to the consolidation scope for the year ended December 31, 2017, and except for the merger with Gener8 Maritime, Inc. ("Gener8") on June 12, 2018 and except for the subsequent sale of six subsidiaries, as set out in Note 22, no new subsidiaries were established or acquired, nor were there any sales or liquidations of subsidiaries.